VictoryShares

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Supplement dated July 14, 2017

to the Summary Prospectus dated November 1, 2016 (“Prospectus”)

The inception date of the VictoryShares US Discovery Enhanced Volatility Wtd ETF stated in the footnote to the “Average Annual Total Returns” table on page 7 of the Prospectus is hereby corrected to August 1, 2014.

If you wish to obtain more information, please call the VictoryShares at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.